STOCK OPTIONS (Details 5) - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Exercise Price		$ 0.17
Stock Options Outstanding	11,205,000
Number exercisable	4,617,500
Remaining Contractual Life (Years)	2 years 4 months 24 days
Options [Member] | Exercise Prices 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15
Stock Options Outstanding	1,845,000
Number exercisable	1,782,500
Remaining Contractual Life (Years)	8 months 12 days
Expiry period	July 2024
Options [Member] | Exercise Prices 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15
Stock Options Outstanding	200,000
Number exercisable	200,000
Remaining Contractual Life (Years)	1 year 1 month 6 days
Expiry period	November 2024
Options [Member] | Exercise Prices 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.30
Stock Options Outstanding	1,000,000
Number exercisable	850,000
Remaining Contractual Life (Years)	1 year 6 months
Expiry period	April 2025
Options [Member] | Exercise Prices 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.16
Stock Options Outstanding	1,150,000
Number exercisable	1,150,000
Remaining Contractual Life (Years)	1 year 7 months 6 days
Expiry period	May 2025
Options [Member] | Exercise Prices 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15
Stock Options Outstanding	85,000
Number exercisable	85,000
Remaining Contractual Life (Years)	2 years
Expiry period	November 2025
Options [Member] | Exercise Prices 6 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15
Stock Options Outstanding	300,000
Number exercisable	150,000
Remaining Contractual Life (Years)	2 years 6 months
Expiry period	April 2026
Options [Member] | Exercise Prices 7 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15
Stock Options Outstanding	6,225,000
Number exercisable	400,000
Remaining Contractual Life (Years)	3 years 2 months 12 days
Expiry period	January 2027
Options [Member] | Exercise Prices 8 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.30
Stock Options Outstanding	400,000
Number exercisable
Remaining Contractual Life (Years)	3 years 10 months 24 days
Expiry period	September 2027